Share Capital	12 Months Ended
Dec. 31, 2023
Share Capital [Abstract]
SHARE CAPITAL
18	SHARE CAPITAL

	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2023
	Number of ordinary shares	Number of ordinary shares	RM	RM	USD
Paid up capital:
At January 1	50,000	34,412,259	220,000	13,127,427	2,860,442
Share buyback	(50,000)		(220,000)	-	-
Issuance of shares (1)	33,400,100	-	3,330	-	-
Issuance of shares (2)	1,012,159	-	13,124,097	-	-
Issuance of shares (3)	-	1,280,000	-	3,349,620	729,876
Issuance of shares (4)	-	736,169	-	7,341,927	1,599,793
Issuance of shares (5)	-	304,246	-	4,068,333	886,482
Issuance of shares (6)	-	600,000	-	6,921,300	1,508,138
Issuance of shares (7)	-	380,000	-	4,451,733	970,025
Issuance of shares (8)	-	286,533	-	4,518,500	984,573
Issuance of shares (9)	-	28,372	-	230,291	50,179
At December 31	34,412,259	38,027,579	13,127,427	44,009,131	9,589,508

(1)	On April 8, 2022, VCI Global Limited issued a total of 33,400,100 shares at USD 0.0001 to V Capital Kronos Berhad’s shareholders in exchange of their shares in V Capital Kronos Berhad. For the purposes of comparative value in calculating the Group’s earnings per share (“EPS”), the Group has assumed that 33,400,100 shares were outstanding from 1 January 2020 to 31 December 2021 as would be included in the denominator of the EPS calculation.

(2)	From April 8, 2022 until November 1, 2022, 1,012,159 ordinary shares were issued to various investors between USD2.50 to USD4.00 per share.

(3)	On April 12, 2023, 1,280,000 ordinary shares were issued in our initial offering at USD4.00 per ordinary share, before deduction the discounts and expenses.

(4)	On April 12, 2023, 736,169 ordinary shares were issued to Exchange Listing, LLC pursuant to their consulting agreement with the Company

(5)	In May 2023, 229,453 and 74,793 ordinary shares were issued to Exchange Listing, LLC and Boustead Securities, LLC pursuant to the exercise of warrants, respectively.

(6)	On May 31, 2023, 600,000 ordinary shares were issued to Globexus Holding Corp as part of share-swap arrangement for 500 Globexus Holding Corp’s ordinary shares.

(7)	On April 12, 2023, 380,000 ordinary shares were issued, in aggregate, to certain of our executive officers and employees pursuant to their employment agreements

(8)	On August 1, 2023, 286,533 ordinary shares were issued to ZCity Sdn. Bhd. as consideration for services rendered to the Company.

(9)	In October 1, 2023, 28,372 ordinary shares were issued to Outside The Box Capital Inc. as consideration for services rendered to the Company.